Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,744,187,500.00
Previously Paid Amount	0.00
Total Fee Amount	655,172.31
Total Offset Amount	0.00
Net Fee	655,172.31
Narrative - Max Aggregate Offering Price	$ 4,744,187,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true